Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$6	0.12%
[1],[2]
Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 719,741,231
Holdings Count | $ / shares	21	[3]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$719,741,231
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	14%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1	$19	0.37%
[4],[5]
Expenses Paid, Amount	$ 19	[4]
Expense Ratio, Percent	0.37%	[4]
Net Assets	$ 719,741,231
Holdings Count | $ / shares	21	[6]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$719,741,231
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	14%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$6	0.11%
[7],[8]
Expenses Paid, Amount	$ 6	[7]
Expense Ratio, Percent	0.11%	[7]
Net Assets	$ 1,964,917,989
Holdings Count | $ / shares	29	[9]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,964,917,989
Total Number of Portfolio Holdings*	29
Portfolio Turnover Rate	19%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1	$19	0.36%
[10],[11]
Expenses Paid, Amount	$ 19	[10]
Expense Ratio, Percent	0.36%	[10]
Net Assets	$ 1,964,917,989
Holdings Count | $ / shares	29	[12]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,964,917,989
Total Number of Portfolio Holdings*	29
Portfolio Turnover Rate	19%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$6	0.11%
[13],[14]
Expenses Paid, Amount	$ 6	[13]
Expense Ratio, Percent	0.11%	[13]
Net Assets	$ 1,464,854,072
Holdings Count | $ / shares	30	[15]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,464,854,072
Total Number of Portfolio Holdings*	30
Portfolio Turnover Rate	23%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1	$19	0.36%
[16],[17]
Expenses Paid, Amount	$ 19	[16]
Expense Ratio, Percent	0.36%	[16]
Net Assets	$ 1,464,854,072
Holdings Count | $ / shares	30	[18]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,464,854,072
Total Number of Portfolio Holdings*	30
Portfolio Turnover Rate	23%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.13%
[19],[20]
Expenses Paid, Amount	$ 7	[19]
Expense Ratio, Percent	0.13%	[19]
Net Assets	$ 428,585,151
Holdings Count | $ / shares	26	[21]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$428,585,151
Total Number of Portfolio Holdings*	26
Portfolio Turnover Rate	30%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1	$19	0.38%
[22],[23]
Expenses Paid, Amount	$ 19	[22]
Expense Ratio, Percent	0.38%	[22]
Net Assets	$ 428,585,151
Holdings Count | $ / shares	26	[24]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$428,585,151
Total Number of Portfolio Holdings*	26
Portfolio Turnover Rate	30%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.16%
[25],[26]
Expenses Paid, Amount	$ 8	[25]
Expense Ratio, Percent	0.16%	[25]
Net Assets	$ 163,284,774
Holdings Count | $ / shares	21	[27]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$163,284,774
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	35%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1	$21	0.41%
[28],[29]
Expenses Paid, Amount	$ 21	[28]
Expense Ratio, Percent	0.41%	[28]
Net Assets	$ 163,284,774
Holdings Count | $ / shares	21	[30]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$163,284,774
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	35%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.